Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Other receivables	17,571	17,881	2,741
Employee advances	3,806	2,417	370
Prepaid rents	6,298	6,609	1,013
Deferred IPO costs	6,341	—	—
Others	9,042	18,555	2,843

Total prepayments and other current assets	43,058	45,462	6,967